Common Stock	12 Months Ended
Apr. 30, 2013
DisclosureCommonStockAbstract
NOTE 4 - Common Stock

On May 15, 2009 the Company issued 3,600,000 shares of common stock to its Founder for $360.

On February 8, 2010 the Company sold 900,000 shares of common stock to private investors at $.001 per share for gross proceeds of $900.